Shareholder Report	12 Months Ended	22 Months Ended	87 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Puritan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® K6 Fund
Class Name	Fidelity® Puritan® K6 Fund
Trading Symbol	FPKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, favorable corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, higher U.S. Treasury yields and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities, along with an overweight - 68% of assets, on average - contributed to the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year.
•Within investment-grade bonds - about 29% of assets - an underweight helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds also contributed to the fund's relative result.
•Within equities, selection in the information technology sector helped most, followed by picks in communication services and financials, along with positioning in energy. Conversely, investment choices in the industrials and consumer discretionary sectors detracted from the fund's relative result, as did positioning among health care companies.
•The fund's non-Composite position in Space Exploration Technologies (+243%) was the top individual relative contributor by a wide margin. A non-Composite stake in Taiwan Semiconductor Manufacturing (+80%) and a timely overweight in biotechnology company Moderna (+466%), which was established this period, also boosted the fund's relative outcome.
•In contrast, underweight exposure to chipmaker Advanced Micro Devices (+189%) and Apple (+37%) were the primary individual relative detractors.
•Noteworthy changes in positioning included increased allocations to the technology hardware & equipment group with information technology, along with the energy and health care sectors. Reductions among communication services and consumer discretionary companies also stood out.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 14, 2019 through August 31, 2026. Initial investment of $10,000. Fidelity® Puritan® K6 Fund $10,000 $10,265 $12,518 $15,091 $13,227 $14,821 $17,966 $19,775 Fidelity Puritan Composite Index℠ $10,000 $10,258 $11,919 $14,056 $12,500 $13,630 $16,211 $17,960 S&P 500® Index $10,000 $10,176 $12,409 $16,276 $14,449 $16,752 $21,298 $24,680 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Puritan® K6 Fund 14.85% 8.52% 12.03% Fidelity Puritan Composite Index℠ 12.82% 7.59% 10.28% S&P 500® Index 20.38% 12.79% 16.28% A From June 14, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,299,425,174	$ 2,299,425,174	$ 2,299,425,174
Holdings Count | shares	221	221	221
Advisory Fees Paid, Amount	$ 7,187,460
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,299,425,174
Number of Holdings	221
Total Advisory Fee	$7,187,460
Portfolio Turnover	70%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 AAA 1.0 AA 0.0 A 2.2 BBB 4.1 BB 1.3 B 1.7 CCC,CC,C 0.4 Not Rated 2.8 Equities 69.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.6 AAA - 1.0 AA - 0.0 A - 2.2 BBB - 4.1 BB - 1.3 B - 1.7 CCC,CC,C - 0.4 Not Rated - 2.8 Equities - 69.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Financials 10.9 Health Care 8.7 Industrials 8.3 Consumer Discretionary 6.3 Communication Services 5.8 Energy 4.5 Materials 3.6 Real Estate 1.6 Consumer Staples 1.4 Utilities 1.2 Common Stocks 68.9 Bonds 30.8 Preferred Stocks 0.7 Alternative Funds 0.2 Preferred Securities 0.1 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 68.9 Bonds - 30.8 Preferred Stocks - 0.7 Alternative Funds - 0.2 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 10.0 NVIDIA Corp 6.1 Apple Inc 4.2 Microsoft Corp 4.1 Amazon.com Inc 3.8 Alphabet Inc Class C 3.3 US Treasury Bonds 3.1 Fannie Mae Mortgage pass-thru certificates 1.4 ExxonMobil Holdings Corp 1.3 Eli Lilly & Co 1.3 38.6
Fidelity Puritan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund
Trading Symbol	FPURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, favorable corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, higher U.S. Treasury yields and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities, along with an overweight - 68% of assets, on average - contributed to the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year.
•Within investment-grade bonds - about 29% of assets - an underweight helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds also contributed to the fund's relative result.
•Within equities, selection in the information technology sector helped most, followed by picks in communication services and financials, along with positioning in energy. Conversely, investment choices in the industrials and consumer discretionary sectors detracted from the fund's relative result, as did positioning among health care companies.
•The fund's non-Composite position in Space Exploration Technologies (+243%) was the top individual relative contributor by a wide margin. A non-Composite stake in Taiwan Semiconductor Manufacturing (+80%) and a timely overweight in biotechnology company Moderna (+466%), which was established this period, also boosted the fund's relative outcome.
•In contrast, underweight exposure to chipmaker Advanced Micro Devices (+189%) and Apple (+37%) were the primary individual relative detractors.
•Noteworthy changes in positioning included increased allocations to the technology hardware & equipment group with information technology, along with the energy and health care sectors. Reductions among communication services and consumer discretionary companies also stood out.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Puritan® Fund $10,000 $11,264 $12,879 $13,030 $15,876 $19,103 $16,752 $18,762 $22,719 $25,095 $29,084 Fidelity Puritan Composite Index℠ $10,000 $10,974 $12,186 $12,944 $15,041 $17,737 $15,774 $17,200 $20,456 $22,664 $25,571 S&P 500® Index $10,000 $11,623 $13,909 $14,315 $17,455 $22,895 $20,325 $23,566 $29,960 $34,718 $41,793 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Puritan® Fund 15.90% 8.77% 11.27% Fidelity Puritan Composite Index℠ 12.82% 7.59% 9.84% S&P 500® Index 20.38% 12.79% 15.37% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 33,394,300,095	$ 33,394,300,095	$ 33,394,300,095
Holdings Count | shares	249	249	249
Advisory Fees Paid, Amount	$ 141,767,001
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$33,394,300,095
Number of Holdings	249
Total Advisory Fee	$141,767,001
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 AAA 1.1 AA 0.0 A 2.1 BBB 4.1 BB 1.3 B 1.8 CCC,CC,C 0.4 Not Rated 2.6 Equities 69.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 AAA - 1.1 AA - 0.0 A - 2.1 BBB - 4.1 BB - 1.3 B - 1.8 CCC,CC,C - 0.4 Not Rated - 2.6 Equities - 69.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Financials 10.7 Health Care 8.9 Industrials 7.8 Communication Services 7.3 Consumer Discretionary 6.1 Energy 4.6 Materials 3.4 Real Estate 1.6 Consumer Staples 1.3 Utilities 0.9 Common Stocks 69.0 Bonds 30.5 Preferred Stocks 0.9 Alternative Funds 0.2 Preferred Securities 0.1 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 69.0 Bonds - 30.5 Preferred Stocks - 0.9 Alternative Funds - 0.2 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 10.0 NVIDIA Corp 5.9 Apple Inc 4.1 Microsoft Corp 4.1 Amazon.com Inc 3.7 Alphabet Inc Class C 3.2 US Treasury Bonds 3.0 Space Exploration Technologies Corp 1.7 Fannie Mae Mortgage pass-thru certificates 1.4 ExxonMobil Holdings Corp 1.2 38.3
Fidelity Puritan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund Class K
Trading Symbol	FPUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, favorable corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, higher U.S. Treasury yields and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities, along with an overweight - 68% of assets, on average - contributed to the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year.
•Within investment-grade bonds - about 29% of assets - an underweight helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds also contributed to the fund's relative result.
•Within equities, selection in the information technology sector helped most, followed by picks in communication services and financials, along with positioning in energy. Conversely, investment choices in the industrials and consumer discretionary sectors detracted from the fund's relative result, as did positioning among health care companies.
•The fund's non-Composite position in Space Exploration Technologies (+243%) was the top individual relative contributor by a wide margin. A non-Composite stake in Taiwan Semiconductor Manufacturing (+80%) and a timely overweight in biotechnology company Moderna (+466%), which was established this period, also boosted the fund's relative outcome.
•In contrast, underweight exposure to chipmaker Advanced Micro Devices (+189%) and Apple (+37%) were the primary individual relative detractors.
•Noteworthy changes in positioning included increased allocations to the technology hardware & equipment group with information technology, along with the energy and health care sectors. Reductions among communication services and consumer discretionary companies also stood out.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class K $10,000 $11,276 $12,904 $13,061 $15,931 $19,186 $16,838 $18,875 $22,875 $25,275 $29,324 Fidelity Puritan Composite Index℠ $10,000 $10,974 $12,186 $12,944 $15,041 $17,737 $15,774 $17,200 $20,456 $22,664 $25,571 S&P 500® Index $10,000 $11,623 $13,909 $14,315 $17,455 $22,895 $20,325 $23,566 $29,960 $34,718 $41,793 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 16.02% 8.85% 11.36% Fidelity Puritan Composite Index℠ 12.82% 7.59% 9.84% S&P 500® Index 20.38% 12.79% 15.37% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 33,394,300,095	$ 33,394,300,095	$ 33,394,300,095
Holdings Count | shares	249	249	249
Advisory Fees Paid, Amount	$ 141,767,001
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$33,394,300,095
Number of Holdings	249
Total Advisory Fee	$141,767,001
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.4 AAA 1.1 AA 0.0 A 2.1 BBB 4.1 BB 1.3 B 1.8 CCC,CC,C 0.4 Not Rated 2.6 Equities 69.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.4 AAA - 1.1 AA - 0.0 A - 2.1 BBB - 4.1 BB - 1.3 B - 1.8 CCC,CC,C - 0.4 Not Rated - 2.6 Equities - 69.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 26.1 Financials 10.7 Health Care 8.9 Industrials 7.8 Communication Services 7.3 Consumer Discretionary 6.1 Energy 4.6 Materials 3.4 Real Estate 1.6 Consumer Staples 1.3 Utilities 0.9 Common Stocks 69.0 Bonds 30.5 Preferred Stocks 0.9 Alternative Funds 0.2 Preferred Securities 0.1 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 69.0 Bonds - 30.5 Preferred Stocks - 0.9 Alternative Funds - 0.2 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 10.0 NVIDIA Corp 5.9 Apple Inc 4.1 Microsoft Corp 4.1 Amazon.com Inc 3.7 Alphabet Inc Class C 3.2 US Treasury Bonds 3.0 Space Exploration Technologies Corp 1.7 Fannie Mae Mortgage pass-thru certificates 1.4 ExxonMobil Holdings Corp 1.2 38.3
Fidelity Balanced K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced K6 Fund
Class Name	Fidelity® Balanced K6 Fund
Trading Symbol	FBKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the portfolio's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+348%), which we sold this period. In the same industry, an overweight in Micron Technology (+699%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+1%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bonds holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 14, 2019 through August 31, 2026. Initial investment of $10,000. Fidelity® Balanced K6 Fund $10,000 $10,235 $12,421 $15,544 $13,598 $15,241 $18,306 $20,390 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,258 $11,919 $14,056 $12,500 $13,630 $16,211 $17,960 S&P 500® Index $10,000 $10,176 $12,409 $16,276 $14,449 $16,752 $21,298 $24,680 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Balanced K6 Fund 18.55% 9.23% 13.00% Fidelity Balanced Hybrid Composite Index℠ 12.82% 7.59% 10.28% S&P 500® Index 20.38% 12.79% 16.28% A From June 14, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,457,112,340	$ 2,457,112,340	$ 2,457,112,340
Holdings Count | shares	369	369	369
Advisory Fees Paid, Amount	$ 7,292,576
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,457,112,340
Number of Holdings	369
Total Advisory Fee	$7,292,576
Portfolio Turnover	39%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 65.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 65.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Financials 11.1 Communication Services 7.3 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.4 Common Stocks 64.4 Bonds 35.5 Preferred Stocks 0.6 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.4 Bonds - 35.5 Preferred Stocks - 0.6 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.7 NVIDIA Corp 5.8 Apple Inc 4.5 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.5 42.1
Fidelity Balanced Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund
Trading Symbol	FBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Balanced Fund $10,000 $11,212 $12,645 $12,975 $15,756 $19,668 $17,151 $19,141 $22,941 $25,522 $30,087 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,974 $12,186 $12,944 $15,041 $17,737 $15,774 $17,200 $20,456 $22,664 $25,571 S&P 500® Index $10,000 $11,623 $13,909 $14,315 $17,455 $22,895 $20,325 $23,566 $29,960 $34,718 $41,793 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Balanced Fund 17.89% 8.87% 11.64% Fidelity Balanced Hybrid Composite Index℠ 12.82% 7.59% 9.84% S&P 500® Index 20.38% 12.79% 15.37% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 65,989,934,562	$ 65,989,934,562	$ 65,989,934,562
Holdings Count | shares	367	367	367
Advisory Fees Paid, Amount	$ 271,770,690
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 64.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 64.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 11.0 Communication Services 7.5 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.3 Common Stocks 64.0 Bonds 35.4 Preferred Stocks 0.7 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.0 Bonds - 35.4 Preferred Stocks - 0.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.6 NVIDIA Corp 5.7 Apple Inc 4.4 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.4 41.7
Fidelity Balanced Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund Class K
Trading Symbol	FBAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class K $10,000 $11,222 $12,667 $13,014 $15,810 $19,750 $17,236 $19,256 $23,088 $25,709 $30,317 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,974 $12,186 $12,944 $15,041 $17,737 $15,774 $17,200 $20,456 $22,664 $25,571 S&P 500® Index $10,000 $11,623 $13,909 $14,315 $17,455 $22,895 $20,325 $23,566 $29,960 $34,718 $41,793 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 17.92% 8.95% 11.73% Fidelity Balanced Hybrid Composite Index℠ 12.82% 7.59% 9.84% S&P 500® Index 20.38% 12.79% 15.37% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 65,989,934,562	$ 65,989,934,562	$ 65,989,934,562
Holdings Count | shares	367	367	367
Advisory Fees Paid, Amount	$ 271,770,690
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 64.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 64.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 11.0 Communication Services 7.5 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.3 Common Stocks 64.0 Bonds 35.4 Preferred Stocks 0.7 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.0 Bonds - 35.4 Preferred Stocks - 0.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.6 NVIDIA Corp 5.7 Apple Inc 4.4 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.4 41.7
Fidelity Advisor Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class A
Trading Symbol	FBAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,193 $11,978 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 $12,211 S&P 500® Index $10,000 $11,140 $13,411 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 10.76% 10.14% Class A (without 5.75% sales charge) 17.52% 13.69% Fidelity Balanced Hybrid Composite Index℠ 12.82% 11.28% S&P 500® Index 20.38% 17.01% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,989,934,562	$ 65,989,934,562	$ 65,989,934,562
Holdings Count | shares	367	367	367
Advisory Fees Paid, Amount	$ 271,770,690
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 64.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 64.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 11.0 Communication Services 7.5 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.3 Common Stocks 64.0 Bonds 35.4 Preferred Stocks 0.7 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.0 Bonds - 35.4 Preferred Stocks - 0.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.6 NVIDIA Corp 5.7 Apple Inc 4.4 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.4 41.7
Fidelity Advisor Balanced Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class M
Trading Symbol	FBAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,414 $12,207 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 $12,211 S&P 500® Index $10,000 $11,140 $13,411 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 13.11% 11.26% Class M (without 3.50% sales charge) 17.22% 13.41% Fidelity Balanced Hybrid Composite Index℠ 12.82% 11.28% S&P 500® Index 20.38% 17.01% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,989,934,562	$ 65,989,934,562	$ 65,989,934,562
Holdings Count | shares	367	367	367
Advisory Fees Paid, Amount	$ 271,770,690
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 64.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 64.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 11.0 Communication Services 7.5 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.3 Common Stocks 64.0 Bonds 35.4 Preferred Stocks 0.7 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.0 Bonds - 35.4 Preferred Stocks - 0.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.6 NVIDIA Corp 5.7 Apple Inc 4.4 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.4 41.7
Fidelity Advisor Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class C
Trading Symbol	FBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.49%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $10,742 $12,531 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 $12,211 S&P 500® Index $10,000 $11,140 $13,411 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 15.66% 12.83% Class C 16.66% 12.83% Fidelity Balanced Hybrid Composite Index℠ 12.82% 11.28% S&P 500® Index 20.38% 17.01% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,989,934,562	$ 65,989,934,562	$ 65,989,934,562
Holdings Count | shares	367	367	367
Advisory Fees Paid, Amount	$ 271,770,690
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 64.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 64.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 11.0 Communication Services 7.5 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.3 Common Stocks 64.0 Bonds 35.4 Preferred Stocks 0.7 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.0 Bonds - 35.4 Preferred Stocks - 0.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.6 NVIDIA Corp 5.7 Apple Inc 4.4 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.4 41.7
Fidelity Advisor Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class I
Trading Symbol	FBAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,836 $12,768 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 $12,211 S&P 500® Index $10,000 $11,140 $13,411 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 17.83% 13.97% Fidelity Balanced Hybrid Composite Index℠ 12.82% 11.28% S&P 500® Index 20.38% 17.01% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,989,934,562	$ 65,989,934,562	$ 65,989,934,562
Holdings Count | shares	367	367	367
Advisory Fees Paid, Amount	$ 271,770,690
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 64.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 64.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 11.0 Communication Services 7.5 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.3 Common Stocks 64.0 Bonds 35.4 Preferred Stocks 0.7 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.0 Bonds - 35.4 Preferred Stocks - 0.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.6 NVIDIA Corp 5.7 Apple Inc 4.4 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.4 41.7
Fidelity Advisor Balanced Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity Advisor® Balanced Fund Class Z
Trading Symbol	FBAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals and a resilient economy. Investment-grade bonds advanced modestly, as an early gain gave way to second-half weakness amid rising inflation, a resilient economy and expectations for higher policy interest rates.
•Against this backdrop, security selection among equities was the biggest contributor to performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year, by far. The fund's asset allocation - comprised of outsized exposure to stocks and an underweight in bonds - also helped.
•As it relates to equities, picks in the information technology sector notably aided the fund's outcome versus the S&P 500® index, followed by investment choices in communication services and financials.
•The top individual relative contributor was an out-of-benchmark stake in South Korea-based memory chipmaker SK Hynix (+347%), which we sold this period. In the same industry, an overweight in Micron Technology (+697%) also helped. We reduced this position, but it remained one of the fund's largest holdings at period end.
•Conversely, stock selection in health care detracted from the fund's relative return. In stock-specific terms, undersized exposure to chipmaker Advanced Micro Devices (+189%) detracted most. We significantly increased this position during the period. Untimely ownership of computer-software and cloud-services provider Microsoft (+0.5%) also hurt. The stock was one of the portfolio's largest holdings on August 31, despite reducing the position.
•Turning to the fund's investment-grade bond holdings, meaningful contribution relative to the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities. Conversely, the combination of yield-curve positioning and a modestly longer-than-benchmark duration detracted a bit in a rising-rate environment.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,848 $12,793 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,823 $12,211 S&P 500® Index $10,000 $11,140 $13,411 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 17.93% 14.09% Fidelity Balanced Hybrid Composite Index℠ 12.82% 11.28% S&P 500® Index 20.38% 17.01% A From October 18, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 65,989,934,562	$ 65,989,934,562	$ 65,989,934,562
Holdings Count | shares	367	367	367
Advisory Fees Paid, Amount	$ 271,770,690
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$65,989,934,562
Number of Holdings	367
Total Advisory Fee	$271,770,690
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 1.6 AA 0.0 A 2.2 BBB 5.5 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 2.9 Equities 64.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 1.6 AA - 0.0 A - 2.2 BBB - 5.5 BB - 0.8 B - 0.3 CCC,CC,C - 0.0 Not Rated - 2.9 Equities - 64.7 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 11.0 Communication Services 7.5 Health Care 6.6 Consumer Discretionary 6.1 Industrials 5.8 Energy 3.1 Consumer Staples 2.9 Real Estate 2.0 Utilities 1.6 Materials 1.3 Common Stocks 64.0 Bonds 35.4 Preferred Stocks 0.7 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 64.0 Bonds - 35.4 Preferred Stocks - 0.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.6 NVIDIA Corp 5.7 Apple Inc 4.4 Alphabet Inc Class A 4.4 US Treasury Bonds 3.9 Microsoft Corp 3.2 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 Broadcom Inc 1.4 41.7